FINANCIAL AND NON-FINANCIAL RISK MANAGEMENT, Classification of Direct Loans and Allowances of Loans (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Direct loans and allowances [Abstract]
Gross	S/ 147,190,269	S/ 146,416,819
Less: Provision for loan losses	7,872,402	8,477,308
Total, net	139,317,867	137,939,511
Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	115,037,167	111,802,227
Less: Provision for loan losses	1,203,345	1,382,368
Total, net	113,833,822	110,419,859
Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	21,484,461	23,331,399
Less: Provision for loan losses	1,596,693	1,997,277
Total, net	19,887,768	21,334,122
Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	10,668,641	11,283,193
Less: Provision for loan losses	5,072,364	5,097,663
Total, net	5,596,277	6,185,530
Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	132,442,325	132,286,867
Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	4,079,303	2,846,759
Impaired [Member]
Direct loans and allowances [Abstract]
Gross	10,668,641	11,283,193
Commercial Loans [Member]
Direct loans and allowances [Abstract]
Gross	81,668,900	87,006,950
Less: Provision for loan losses	3,253,601	3,397,872
Total, net	78,415,299	83,609,078
Commercial Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	67,689,627	70,373,552
Less: Provision for loan losses	503,651	554,018
Total, net	67,185,976	69,819,534
Commercial Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	7,539,513	9,726,851
Less: Provision for loan losses	489,381	636,875
Total, net	7,050,132	9,089,976
Commercial Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	6,439,760	6,906,547
Less: Provision for loan losses	2,260,569	2,206,979
Total, net	4,179,191	4,699,568
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	73,733,770	78,819,010
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	66,885,472	69,831,342
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	6,848,298	8,987,668
Commercial Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,495,370	1,281,393
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	804,155	542,210
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	691,215	739,183
Commercial Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	6,439,760	6,906,547
Commercial Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Commercial Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	6,439,760	6,906,547
Residential Mortgage Loans [Member]
Direct loans and allowances [Abstract]
Gross	23,235,575	21,831,460
Less: Provision for loan losses	968,148	974,733
Total, net	22,267,427	20,856,727
Residential Mortgage Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	18,640,433	18,702,189
Less: Provision for loan losses	83,536	76,706
Total, net	18,556,897	18,625,483
Residential Mortgage Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	3,207,082	1,758,125
Less: Provision for loan losses	126,834	97,388
Total, net	3,080,248	1,660,737
Residential Mortgage Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,388,060	1,371,146
Less: Provision for loan losses	757,778	800,639
Total, net	630,282	570,507
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	20,961,268	19,913,139
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	18,213,711	18,446,261
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	2,747,557	1,466,878
Residential Mortgage Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	886,247	547,175
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	426,722	255,928
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	459,525	291,247
Residential Mortgage Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,388,060	1,371,146
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Residential Mortgage Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,388,060	1,371,146
Micro-Business Loans [Member]
Direct loans and allowances [Abstract]
Gross	22,372,293	21,582,601
Less: Provision for loan losses	1,969,888	2,207,930
Total, net	20,402,405	19,374,671
Micro-Business Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	13,364,592	10,751,081
Less: Provision for loan losses	315,837	434,049
Total, net	13,048,755	10,317,032
Micro-Business Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	7,266,262	8,925,348
Less: Provision for loan losses	540,906	625,252
Total, net	6,725,356	8,300,096
Micro-Business Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,741,439	1,906,172
Less: Provision for loan losses	1,113,145	1,148,629
Total, net	628,294	757,543
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	19,581,178	18,965,636
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	13,128,339	10,616,608
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	6,452,839	8,349,028
Micro-Business Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,049,676	710,793
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	236,253	134,473
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	813,423	576,320
Micro-Business Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,741,439	1,906,172
Micro-Business Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Micro-Business Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,741,439	1,906,172
Consumer Loans [Member]
Direct loans and allowances [Abstract]
Gross	19,913,501	15,995,808
Less: Provision for loan losses	1,680,765	1,896,773
Total, net	18,232,736	14,099,035
Consumer Loans [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	15,342,515	11,975,405
Less: Provision for loan losses	300,321	317,595
Total, net	15,042,194	11,657,810
Consumer Loans [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	3,471,604	2,921,075
Less: Provision for loan losses	439,572	637,762
Total, net	3,032,032	2,283,313
Consumer Loans [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	1,099,382	1,099,328
Less: Provision for loan losses	940,872	941,416
Total, net	158,510	157,912
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member]
Direct loans and allowances [Abstract]
Gross	18,166,109	14,589,082
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	15,136,571	11,870,584
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	3,029,538	2,718,498
Consumer Loans [Member] | Neither Past Due Nor Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Past Due but Not Impaired [Member]
Direct loans and allowances [Abstract]
Gross	648,010	307,398
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	205,944	104,821
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	442,066	202,577
Consumer Loans [Member] | Past Due but Not Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Impaired [Member]
Direct loans and allowances [Abstract]
Gross	1,099,382	1,099,328
Consumer Loans [Member] | Impaired [Member] | Stage 1 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Impaired [Member] | Stage 2 [Member]
Direct loans and allowances [Abstract]
Gross	0	0
Consumer Loans [Member] | Impaired [Member] | Stage 3 [Member]
Direct loans and allowances [Abstract]
Gross	S/ 1,099,382	S/ 1,099,328